Consolidated Statements Of Changes in Equity (USD $) In Millions, except Share data	Total	Common Stock Member	Treasury Stock	Additional Paid-In Capital	(Accumulated Deficit) / Retained Earnings	Accumulated Other Comprehensive Loss	Noncontrolling Interests	Parent Company
Beginning Balance at Dec. 31, 2008		$ 7	$ (144)	$ 6,832	$ (8)	$ (3,018)	$ 3,358
Beginning Balance (Shares) at Dec. 31, 2008		673,500,000	10,700,000
Net income	1,755	0	0	0	658	0	1,097
Change in fair value of available-for-sale securities, net of income tax	6	0	0	0	0	6	0	6
Foreign currency translation adjustments, net of income tax	742	0	0	0	0	271	471	271
Change in unfunded pension obligation, net of income tax	(139)	0	0	0	0	(23)	(116)	(23)
Change in derivative fair value, including a reclassification to earnings, net of income tax	73	0	0	0	0	40	33	40
Capital contributions from noncontrolling interests		0	0	0	0	0	195
Distributions to noncontrolling interests		0	0	0	0	0	(825)
Disposition of businesses		0	0	0	0	0	(8)
Issuance of treasury stock		0	18	(20)	0	0	0
Issuance of treasury stock (shares)		0	(1,200,000)
Issuance of common stock under benefit plans and exercise of stock options, net of income tax		0	0	18	0	0	0
Issuance of common stock under benefit plans and exercise of stock options, net of income tax (shares)		3,700,000	0
Stock compensation		0	0	38	0	0	0
Ending Balance at Dec. 31, 2009		7	(126)	6,868	650	(2,724)	4,205
Ending Balance (Shares) at Dec. 31, 2009		677,200,000	9,500,000
Net income	1,059	0	0	0	9	0	1,050
Change in fair value of available-for-sale securities, net of income tax	(5)	0	0	0	0	(5)	0	(5)
Foreign currency translation adjustments, net of income tax	610	0	0	0	0	486	124	486
Change in unfunded pension obligation, net of income tax	(88)	0	0	0	0	(22)	(66)	(22)
Change in derivative fair value, including a reclassification to earnings, net of income tax	(80)	0	0	0	0	(80)	0	(80)
Cumulative effect of consolidation of entities under variable interest entity accounting guidance		0	0	0	(47)	(38)	15
Cumulative effect of deconsolidation of entities under variable interest entity accounting guidance		0	0	0	1	0	0
Capital contributions from noncontrolling interests		0	0	0	0	0	35
Distributions to noncontrolling interests		0	0	0	0	0	(1,220)
Disposition of businesses		0	0	0	0	0	(208)
Issuance of common stock		1	0	1,566	0	0	0
Issuance of common stock (shares)		125,500,000	0
Acquisition of treasury stock		0	(99)	0	0	0	0
Acquisition of treasury stock (shares)	25,541,980	0	(8,400,000)
Issuance of common stock under benefit plans and exercise of stock options, net of income tax		0	9	9	0	0	0
Issuance of common stock under benefit plans and exercise of stock options, net of income tax (shares)		2,200,000	(600,000)
Stock compensation		0	0	26	0	0	0
Changes in the carrying amount of redeemable stock of subsidiaries		0	0	0	7	0	0
Net gain on sale of subsidiary shares to noncontrolling interests	0
Acquisition of subsidiary shares from noncontrolling interests	(25)	0	0	(25)	0	0	5
Ending Balance at Dec. 31, 2010	10,413	8	(216)	8,444	620	(2,383)	3,940
Ending Balance (Shares) at Dec. 31, 2010		804,900,000	17,300,000
Net income	1,530	0	0	0	58	0	1,472
Change in fair value of available-for-sale securities, net of income tax	(1)	0	0	0	0	(1)	0	(1)
Foreign currency translation adjustments, net of income tax	(296)	0	0	0	0	(143)	(153)	(143)
Change in unfunded pension obligation, net of income tax	(210)	0	0	0	0	(41)	(169)	(41)
Change in derivative fair value, including a reclassification to earnings, net of income tax	(242)	0	0	0	0	(190)	(52)	(190)
Capital contributions from noncontrolling interests		0	0	0	0	0	8
Distributions to noncontrolling interests		0	0	0	0	0	(1,254)
Disposition of businesses		0	0	0	0	0	(27)
Acquisition of treasury stock		0	(279)	0	0	0	0
Acquisition of treasury stock (shares)		0	(25,500,000)
Issuance of common stock under benefit plans and exercise of stock options, net of income tax		0	6	18	0	0	0
Issuance of common stock under benefit plans and exercise of stock options, net of income tax (shares)		2,700,000	(400,000)
Stock compensation		0	0	26	0	0	0
Net gain on sale of subsidiary shares to noncontrolling interests	19	0	0	19	0	0	0
Sale of subsidiary shares to noncontrolling interests		0	0	0	0	0	16
Acquisition of subsidiary shares from noncontrolling interests	0	0	0	0	0	0	2
Ending Balance at Dec. 31, 2011	$ 9,729	$ 8	$ (489)	$ 8,507	$ 678	$ (2,758)	$ 3,783
Ending Balance (Shares) at Dec. 31, 2011		807,600,000	42,400,000